UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2014

Item 1. Schedule of Investments.

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.2%
	BERMUDA – 4.7%
6,250	Lazard Ltd. - Class A	$281,188
6,420	Seadrill Ltd.	237,283
		518,471
	CANADA – 8.1%
5,505	Canadian National Railway Co.	311,253
7,925	Canadian Natural Resources Ltd.	290,213
3,305	Magna International, Inc.	294,542
		896,008
	CHINA – 7.3%
9,260	Hutchison Whampoa Ltd. - ADR	250,205
6,275	Melco Crown Entertainment Ltd. - ADR*	269,323
7,465	WuXi PharmaTech Cayman, Inc. - ADR*	287,104
		806,632
	DENMARK – 3.1%
7,230	Novo Nordisk A/S - ADR	343,642

	FRANCE – 1.2%
3,545	LVMH Moet Hennessy Louis Vuitton S.A. - ADR	130,988

	GERMANY – 11.9%
17,090	Allianz S.E. - ADR	303,689
2,620	Bayer A.G. - ADR	369,997
19,165	Deutsche Telekom A.G. - ADR	323,294
6,240	Volkswagen A.G. - ADR	317,990
		1,314,970
	IRELAND – 8.3%
4,365	Covidien PLC	314,062
4,495	Eaton Corp. PLC	335,821
1,760	Jazz Pharmaceuticals PLC*	267,423
		917,306
	JAPAN – 8.8%
2,180	Hitachi Ltd. - ADR	172,830
2,880	ORIX Corp. - ADR	212,688
3,720	SoftBank Corp. - ADR	140,839
23,100	Sumitomo Mitsui Financial Group, Inc. - ADR	209,055
2,065	Toyota Motor Corp. - ADR	238,095
		973,507

Gratry International Growth Fund
SCHEDULE OF INVESTMENTS – Continued
As of February 28, 2014 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	NETHERLANDS – 12.1%
4,505	Chicago Bridge & Iron Co. N.V.	$379,276
22,345	ING Groep N.V. - ADR*	324,449
9,015	NXP Semiconductor N.V.*	506,914
3,180	Yandex N.V. - Class A*	119,250
		1,329,889
	SINGAPORE – 2.4%
5,120	DBS Group Holdings Ltd. - ADR	266,240

	SWITZERLAND – 14.8%
3,005	ACE Ltd.	294,100
3,485	Novartis A.G. - ADR	289,882
3,525	Pentair Ltd.	284,855
8,090	Roche Holding A.G. - ADR	310,494
4,800	TE Connectivity Ltd.	281,184
7,835	UBS A.G.	167,356
		1,627,871
	UNITED KINGDOM – 8.6%
4,485	BG Group PLC - ADR	80,999
4,625	Delphi Automotive PLC	307,886
2,125	Diageo PLC - ADR	267,134
4,190	National Grid PLC - ADR	292,462
		948,481
	UNITED STATES – 2.9%
3,625	LyondellBasell Industries N.V. - Class A	319,290

	TOTAL COMMON STOCKS (Cost $9,994,967)	10,393,295

Principal Amount

	SHORT-TERM INVESTMENTS – 5.3%
$590,004	UMB Money Market Fiduciary, 0.01%1	590,004

	TOTAL SHORT-TERM INVESTMENTS (Cost $590,004)	590,004

	TOTAL INVESTMENTS – 99.5% (Cost $10,584,971)	10,983,299
	Other Assets in Excess of Liabilities – 0.5%	53,594

	TOTAL NET ASSETS – 100.0%	$11,036,893

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
1	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Gratry International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2014 (Unaudited)

Note 1 – Organization
Gratry International Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to seek long-term capital appreciation. The Fund is authorized to offer two classes of shares, the Investor Class (currently not available for purchase) and the Institutional Class. The Fund commenced investment operations on June 28, 2013.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees.  Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.  Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs.  The Board reviews the independent third party fair valuation analysis report quarterly.

Gratry International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2014 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At February 28, 2014, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$10,584,971

Gross unrealized appreciation	$565,570
Gross unrealized depreciation	(167,242)

Net unrealized appreciation on investments	$398,328

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Gratry International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2014 (Unaudited)

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2014, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$10,393,295	$-	$-	$10,393,295
Short-Term Investments	590,004	-	-	590,004
Total Investments	$10,983,299	$-	$-	$10,983,299

*	The Fund did not hold any Level 2 or Level 3 securities at period end.
1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period.  There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/24/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/24/14

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/24/14

* Print the name and title of each signing officer under his or her signature.